INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
INCOME TAXES
Schedule of components of income tax expense
	2020	2019
Federal tax statutory rate	21.0%	21.0%
Permanent differences	(0.0)%	(11.6)%
Valuation allowance	21.0%	(9.4)%
Effective rate	0%	0%

Schedule of deferred tax assets and liabilities
	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$2,024,000	$1,238,000
Temporary differences	457,000	1,334,000

Total deferred tax asset	2,481,000	2,572,000

Valuation allowance	(2,481,000)	(2,572,000)